SHARE-BASED COMPENSATION - Summary of Stock Option Transactions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	11,355,000
Granted (in shares)	0		0	0
Exercised (in shares)	0	0	(7,000)
Forfeited or Expired (in shares)	(276,000)
Outstanding, ending balance (in shares)	11,079,000	11,355,000
Exercisable (in shares)	4,413,000
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 5.19
Granted (in dollars per share)	0
Exercised (in dollars per share)	0
Forfeited or Expired (in dollars per share)	10.32
Outstanding, ending balance (in dollars per share)	5.07	$ 5.19
Exercisable (in dollars per share)	$ 5.17